UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

CCM Global Equity ETF Ticker: CCMG Listed on: NYSE Arca, Inc.	May 31, 2025 Semi-Annual Shareholder Report https://sequoia-financial-sfgv.com

This semi-annual shareholder report contains important information about the CCM Global Equity ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://sequoia-financial-sfgv.com. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.33%

KEY FUND STATISTICS (as of Period End)
Net Assets	$973,581,054	Advisory Fees	$1,554,176
# of Portfolio Holdings	208	Fees Waived and/or Expenses Reimbursed	$(377,928)
Portfolio Turnover Rate*	16%	Net Advisory Fees Paid	$1,176,248
*Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	51.0%
Common Stocks	48.8%
Investments Purchased with Proceeds from Securities Lending	6.0%
Cash and Cash Equivalents	(5.8)%

TOP 10 HOLDINGS (as a % of Net Assets)
Avantis U.S. Small Cap Value ETF	10.2%
Vanguard FTSE Developed Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	10.1%
Vanguard FTSE Emerging Markets ETF	6.1%
Avantis International Small Cap Value ETF	5.2%
Avantis Real Estate ETF	5.0%
Avantis Emerging Markets Value ETF	4.1%
Apple, Inc.	2.2%
Exxon Mobil Corp.	0.9%
Procter & Gamble Co.	0.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sequoia-financial-sfgv.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 51.0%	Shares	Value
Avantis Emerging Markets Value ETF	785,886	$39,930,868
Avantis International Small Cap Value ETF	657,690	50,892,052
Avantis Real Estate ETF (a)	1,102,501	48,774,644
Avantis U.S. Small Cap Value ETF	1,129,106	99,508,112
iShares Core MSCI International Developed Markets ETF	1,313,439	98,796,882
Vanguard FTSE Developed Markets ETF	1,789,067	99,436,344
Vanguard FTSE Emerging Markets ETF (a)	1,255,283	58,998,301
TOTAL EXCHANGE TRADED FUNDS (Cost $438,740,446)		496,337,203

COMMON STOCKS - 48.8%
Advertising - 0.2%
Interpublic Group of Cos., Inc.	34,502	826,668
Omnicom Group, Inc.	18,983	1,394,111
		2,220,779

Aerospace & Defense - 1.8%
General Dynamics Corp.	15,312	4,264,239
L3Harris Technologies, Inc.	13,761	3,362,362
Lockheed Martin Corp.	11,781	5,682,919
Northrop Grumman Corp.	6,043	2,929,465
Textron, Inc.	18,292	1,354,157
		17,593,142

Agricultural & Farm Machinery - 0.1%
AGCO Corp.	4,396	430,720
Toro Co.	5,696	431,643
		862,363

Agricultural Products & Services - 0.3%
Archer-Daniels-Midland Co.	51,534	2,487,546
Ingredion, Inc.	2,932	407,900
		2,895,446

Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	10,866	1,042,810
Expeditors International of Washington, Inc.	16,714	1,884,169

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Air Freight & Logistics - 1.2% (Continued)
FedEx Corp.	14,877	$3,244,674
United Parcel Service, Inc. - Class B	56,204	5,482,138
		11,653,791

Alternative Carriers - 0.2%
Iridium Communications, Inc.	23,037	585,140
Liberty Global Ltd. - Class A (b)	63,909	615,443
Liberty Global Ltd. - Class C (b)	61,494	607,561
		1,808,144

Apparel, Accessories & Luxury Goods - 0.5%
Columbia Sportswear Co.	11,529	735,320
PVH Corp.	10,034	840,548
Ralph Lauren Corp.	2,708	749,601
Tapestry, Inc.	24,031	1,887,635
VF Corp.	40,841	508,879
		4,721,983

Application Software - 0.1%
Dropbox, Inc. - Class A (b)	20,533	592,582

Automotive Parts & Equipment - 0.1%
BorgWarner, Inc.	13,544	448,171
Gentex Corp.	24,455	527,494
		975,665

Automotive Retail - 1.0%
AutoNation, Inc. (b)	3,189	586,298
AutoZone, Inc. (b)	1,193	4,453,517
Murphy USA, Inc.	1,466	625,674
O'Reilly Automotive, Inc. (b)	2,662	3,640,285
Penske Automotive Group, Inc.	2,101	344,942
		9,650,716

Biotechnology - 1.2%
Amgen, Inc.	20,927	6,030,743
Gilead Sciences, Inc.	52,769	5,808,811
		11,839,554

Broadcasting - 0.3%
Fox Corp. - Class A	22,041	1,210,932
Fox Corp. - Class B	12,972	652,232

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Broadcasting - 0.3%
Nexstar Media Group, Inc.	4,266	$727,012
		2,590,176

Broadline Retail - 0.5%
Dillard's, Inc. - Class A	2,100	831,642
eBay, Inc.	47,572	3,480,843
Etsy, Inc. (b)	11,775	651,746
		4,964,231

Building Products - 0.7%
A O Smith Corp.	11,485	738,600
Builders FirstSource, Inc. (b)	14,576	1,569,544
Carlisle Cos., Inc.	4,184	1,590,673
Fortune Brands Innovations, Inc.	11,846	597,038
Masco Corp.	24,692	1,541,275
Owens Corning	7,546	1,010,787
		7,047,917

Cable & Satellite - 0.9%
Charter Communications, Inc. - Class A (b)	6,334	2,509,974
Comcast Corp. - Class A	171,685	5,935,151
Sirius XM Holdings, Inc.	25,725	557,718
		9,002,843

Cargo Ground Transportation - 0.1%
Landstar System, Inc.	4,633	635,740

Casinos & Gaming - 0.1%
Boyd Gaming Corp.	6,047	453,344
MGM Resorts International (b)	21,296	674,018
		1,127,362

Communications Equipment - 0.8%
Cisco Systems, Inc.	117,638	7,415,900

Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	28,234	1,871,350

Construction & Engineering - 0.1%
AECOM	8,726	958,551

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	7,453	$771,535
Caterpillar, Inc.	19,602	6,822,084
Cummins, Inc.	7,836	2,519,117
Oshkosh Corp.	3,110	308,481
		10,421,217

Construction Materials - 0.0%(c)
Eagle Materials, Inc.	2,165	437,785

Consumer Staples Merchandise Retail - 0.2%
Dollar General Corp.	25,432	2,473,262

Copper - 0.0%(c)
Southern Copper Corp.	5,274	479,426

Data Processing & Outsourced Services - 0.0%(c)
Genpact Ltd.	7,936	341,645

Distillers & Vintners - 0.3%
Brown-Forman Corp. - Class A	9,648	320,603
Brown-Forman Corp. - Class B	9,448	314,996
Constellation Brands, Inc. - Class A	11,923	2,125,752
		2,761,351

Distributors - 0.3%
Genuine Parts Co.	10,439	1,320,742
LKQ Corp.	25,014	1,012,317
Pool Corp.	2,403	722,318
		3,055,377

Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	91,954	1,034,483

Education Services - 0.1%
Grand Canyon Education, Inc. (b)	3,518	696,019

Electrical Components & Equipment - 0.5%
Acuity, Inc.	1,488	386,716
Emerson Electric Co.	36,668	4,377,426
		4,764,142

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	7,278	$1,222,777

Fertilizers & Agricultural Chemicals - 0.6%
CF Industries Holdings, Inc.	19,689	1,785,989
Corteva, Inc.	33,988	2,406,350
FMC Corp.	12,805	519,371
Mosaic Co.	33,745	1,219,544
Scotts Miracle-Gro Co.	6,028	359,028
		6,290,282

Food Distributors - 0.2%
Sysco Corp.	26,286	1,918,878

Food Retail - 0.5%
Albertsons Cos., Inc. - Class A	40,255	894,869
Kroger Co.	54,917	3,746,987
		4,641,856

Footwear - 0.0%(c)
Crocs, Inc. (b)	5,718	583,236

Forest Products - 0.1%
Louisiana-Pacific Corp.	6,915	622,834

Gold - 0.3%
Newmont Corp.	63,346	3,339,601

Health Care Distributors - 0.8%
Cardinal Health, Inc.	18,067	2,790,268
McKesson Corp.	6,820	4,907,058
		7,697,326

Health Care Equipment - 0.7%
Hologic, Inc. (b)	17,950	1,115,952
Medtronic PLC	67,190	5,575,426
		6,691,378

Health Care Facilities - 0.7%
HCA Healthcare, Inc.	15,211	5,801,323
Universal Health Services, Inc. - Class B	4,500	856,575
		6,657,898

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Health Care Services - 1.3%
Cigna Group	16,261	$5,148,883
CVS Health Corp.	52,669	3,372,923
DaVita, Inc. (b)	4,684	638,242
Labcorp Holdings, Inc.	5,233	1,302,860
Premier, Inc. - Class A	36,540	839,689
Quest Diagnostics, Inc.	9,040	1,566,993
		12,869,590

Home Furnishings - 0.0%(c)
Mohawk Industries, Inc. (b)	2,981	299,918

Home Improvement Retail - 1.4%
Home Depot, Inc.	21,920	8,072,917
Lowe's Cos., Inc.	26,165	5,906,225
		13,979,142

Homebuilding - 1.2%
DR Horton, Inc.	21,699	2,561,784
Lennar Corp. - Class A	24,684	2,618,479
Lennar Corp. - Class B	6,034	611,244
NVR, Inc. (b)	315	2,241,518
PulteGroup, Inc.	21,307	2,088,725
Toll Brothers, Inc.	8,460	881,955
TopBuild Corp. (b)	1,309	370,303
		11,374,008

Homefurnishing Retail - 0.2%
Williams-Sonoma, Inc.	11,372	1,839,535

Hotels, Resorts & Cruise Lines - 0.5%
Booking Holdings, Inc.	770	4,249,576
Travel + Leisure Co.	9,287	451,070
Wyndham Hotels & Resorts, Inc.	3,054	252,810
		4,953,456

Household Appliances - 0.0%(c)
Whirlpool Corp.	7,020	548,192

Household Products - 1.9%
Clorox Co.	9,143	1,205,779
Colgate-Palmolive Co.	49,954	4,642,725

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Household Products - 1.9% (Continued)
Kimberly-Clark Corp.	27,166	$3,905,384
Procter & Gamble Co.	50,501	8,579,615
		18,333,503

Housewares & Specialties - 0.1%
Newell Brands, Inc.	110,700	586,710

Human Resource & Employment Services - 0.1%
Robert Half, Inc.	16,069	735,800

Industrial Conglomerates - 1.1%
3M Co.	38,789	5,754,348
Honeywell International, Inc.	23,549	5,337,852
		11,092,200

Industrial Machinery & Supplies & Components - 0.7%
Donaldson Co., Inc.	5,275	366,876
Illinois Tool Works, Inc.	20,433	5,007,720
Snap-on, Inc.	3,592	1,152,134
		6,526,730

Integrated Oil & Gas - 1.6%
Chevron Corp.	49,961	6,829,669
Exxon Mobil Corp.	86,260	8,824,398
		15,654,067

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	233,873	6,501,669

Internet Services & Infrastructure - 0.1%
VeriSign, Inc.	3,795	1,034,024

IT Consulting & Other Services - 0.5%
Amdocs Ltd.	11,740	1,077,262
Cognizant Technology Solutions Corp. - Class A	42,675	3,456,248
DXC Technology Co. (b)	41,479	630,481
		5,163,991

Leisure Facilities - 0.1%
Vail Resorts, Inc.	4,081	653,654

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	14,896	$1,667,160
Medpace Holdings, Inc. (b)	1,242	366,266
Mettler-Toledo International, Inc. (b)	1,392	1,608,484
		3,641,910

Managed Health Care - 1.3%
Centene Corp. (b)	51,742	2,920,319
Elevance Health, Inc.	13,318	5,111,981
Humana, Inc.	14,780	3,445,661
Molina Healthcare, Inc. (b)	3,144	959,046
		12,437,007

Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	56,765	2,103,143

Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	65,039	5,551,079
Coterra Energy, Inc.	90,087	2,190,015
EOG Resources, Inc.	47,878	5,198,115
Ovintiv, Inc.	24,581	880,491
		13,819,700

Oil & Gas Refining & Marketing - 1.7%
Marathon Petroleum Corp.	37,147	5,971,009
Phillips 66	48,955	5,555,413
Valero Energy Corp.	39,126	5,046,080
		16,572,502

Oil & Gas Storage & Transportation - 0.4%
Antero Midstream Corp.	34,891	655,253
Kinder Morgan, Inc.	107,991	3,028,068
		3,683,321

Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	24,695	694,423
Dick's Sporting Goods, Inc.	5,947	1,066,535
Ulta Beauty, Inc. (b)	4,941	2,329,484
		4,090,442

Packaged Foods & Meats - 1.6%
Conagra Brands, Inc.	32,169	736,349
Flowers Foods, Inc.	25,213	426,100

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 1.6% (Continued)
General Mills, Inc.	55,809	$3,028,196
Hershey Co.	7,883	1,266,719
Hormel Foods Corp.	14,480	444,246
J M Smucker Co.	8,447	951,217
Kraft Heinz Co.	74,582	1,993,577
Mondelez International, Inc. - Class A	73,335	4,949,379
Post Holdings, Inc. (b)	2,905	321,264
The Campbell's Co.	8,509	289,646
Tyson Foods, Inc. - Class A	17,183	964,997
		15,371,690

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	140,017	1,275,555
International Paper Co.	50,462	2,412,588
Packaging Corp. of America	4,971	960,248
Sealed Air Corp.	7,582	244,141
		4,892,532

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	111,490	5,382,737
Johnson & Johnson	50,917	7,902,828
Merck & Co., Inc.	69,673	5,353,673
Pfizer, Inc.	241,719	5,677,979
		24,317,217

Rail Transportation - 1.6%
CSX Corp.	185,034	5,845,224
Norfolk Southern Corp.	13,449	3,323,517
Union Pacific Corp.	27,366	6,065,948
		15,234,689

Research & Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	6,061	643,981
KBR, Inc.	5,866	306,147
Science Applications International Corp.	4,841	559,329
		1,509,457

Restaurants - 0.2%
Darden Restaurants, Inc.	7,194	1,541,027
Wendy's Co.	44,673	509,272
		2,050,299

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 1.4%
Applied Materials, Inc.	38,134	$5,977,505
Lam Research Corp.	77,394	6,252,661
Teradyne, Inc.	13,477	1,059,292
		13,289,458

Semiconductors - 0.9%
Analog Devices, Inc.	21,007	4,495,078
QUALCOMM, Inc.	28,369	4,119,179
		8,614,257

Soft Drinks & Non-alcoholic Beverages - 0.5%
PepsiCo, Inc.	39,058	5,134,174

Specialized Consumer Services - 0.2%
H&R Block, Inc.	15,614	889,217
Service Corp. International	10,259	800,202
		1,689,419

Specialty Chemicals - 0.3%
Eastman Chemical Co.	12,940	1,014,108
NewMarket Corp.	601	387,080
PPG Industries, Inc.	10,342	1,145,893
		2,547,081

Steel - 0.3%
Reliance, Inc.	4,998	1,463,514
Steel Dynamics, Inc.	16,016	1,971,089
		3,434,603

Systems Software - 0.0%(c)
Dolby Laboratories, Inc. - Class A	3,780	280,703

Technology Distributors - 0.2%
Arrow Electronics, Inc. (b)	5,888	697,021
CDW Corp.	6,866	1,238,352
		1,935,373

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	106,040	21,298,134
HP, Inc.	119,281	2,970,097
NetApp, Inc.	19,237	1,907,541
		26,175,772

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 48.8% (CONTINUED)	Shares	Value
Tobacco - 1.1%
Altria Group, Inc.	94,870	$5,750,071
Philip Morris International, Inc.	25,535	4,611,365
		10,361,436

Trading Companies & Distributors - 0.4%
Ferguson Enterprises, Inc.	16,091	2,934,033
MSC Industrial Direct Co., Inc. - Class A	8,351	678,101
		3,612,134
TOTAL COMMON STOCKS (Cost $466,362,944)		475,503,516

SHORT-TERM INVESTMENTS - 6.1%
Investments Purchased with Proceeds from Securities Lending - 6.0%
First American Government Obligations Fund - Class X, 4.23% (d)	58,329,828	58,329,828

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.23% (d)	817,047	817,047
TOTAL SHORT-TERM INVESTMENTS (Cost $59,146,875)		59,146,875

TOTAL INVESTMENTS - 105.9% (Cost $964,250,265)		$1,030,987,594
Liabilities in Excess of Other Assets - (5.9)%		(57,406,540)
TOTAL NET ASSETS - 100.0%		$973,581,054

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $56,238,578.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

CCM GLOBAL EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$1,030,987,594
Dividends receivable	1,117,763
Interest receivable	5,756
Security lending income receivable (See Note 4)	3,227
Total assets	1,032,114,340

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	58,329,828
Payable to adviser (See Note 3)	203,458
Total liabilities	58,533,286
NET ASSETS	$973,581,054

NET ASSETS CONSISTS OF:
Paid-in capital	568,150,976
Total distributable earnings (accumulated deficit)	405,430,078
Total net assets	$973,581,054

Net assets	$973,581,054
Shares issued and outstanding(a)	34,190,000
Net asset value per share	$28.48

COST:
Investments, at cost	$964,250,265

LOANED SECURITIES:
at value (included in investments)	$56,238,578

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$14,364,231
Less: Dividend withholding taxes	(19)
Interest income	40,710
Securities lending income (See Note 4)	21,234
Total investment income	14,426,156

EXPENSES:
Investment advisory fee (See Note 3)	1,554,176
Total expenses	1,554,176
Expense reimbursement by Adviser	(377,928)
Net expenses	1,176,248
NET INVESTMENT INCOME (LOSS)	13,249,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,803,611)
In-kind redemptions	13,830,515
Net realized gain (loss)	8,026,904

Net change in unrealized appreciation (depreciation) on:
Investments	(28,499,105)
Net change in unrealized appreciation (depreciation)	(28,499,105)
Net realized and unrealized gain (loss)	(20,472,201)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,222,293)

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended May 31, 2025 (Unaudited)	For the Period Ended November 30, 2024(1)
OPERATIONS:
Net investment income (loss)	$13,249,908	$13,764,228
Net realized gain (loss)	8,026,904	326,861,442
Net change in unrealized appreciation (depreciation)	(28,499,105)	95,236,434
Net increase (decrease) in net assets from operations	(7,222,293)	435,862,104

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(11,074,404)	(12,135,330)
Total distributions to shareholders	(11,074,404)	(12,135,330)

CAPITAL TRANSACTIONS:
Subscriptions	86,061,454	1,417,927,314
Redemptions	(61,801,704)	(874,036,087)
Net increase (decrease) in net assets from capital transactions	24,259,750	543,891,227

NET INCREASE (DECREASE) IN NET ASSETS	5,963,053	967,618,001

NET ASSETS:
Beginning of the period	967,618,001	—
End of the period	$973,581,054	$967,618,001

SHARES TRANSACTIONS
Subscriptions	3,110,000	65,980,000
Redemptions	(2,260,000)	(32,640,000)
Total increase (decrease) in shares outstanding	850,000	33,340,000

(1) The Fund commenced operations on January 17, 2024.
The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(e)(f)	Ratio of expenses to average net assets after expense reimbursement / recoupment(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
CCM Global Equity ETF
5/31/2025(h)	$29.02	0.39	(0.60)	(0.21)	(0.33)	(0.33)	$28.48	-0.71%	$973,581	0.33%	0.25%	2.81%	16%
11/30/2024(i)	$25.00	0.43	3.97	4.40	(0.38)	(0.38)	$29.02	17.67%	$967,618	0.33%	0.23%	1.79%	72%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Inception date of the Fund was January 17, 2024.

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

CCM Global Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on January 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on January 17, 2024, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $767,314,164 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of January 17, 2024, was $469,609,909, resulting in net unrealized appreciation on investments of $297,704,255 as of that date. As a result of the in-kind contribution, the Fund issued 30,690,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on NYSE Arca, Inc (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from December 1, 2024 to May 31, 2025 (the “current fiscal period”).

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$496,337,203	$—	$—	$496,337,203
Common Stocks	475,503,516	—	—	475,503,516
Investments Purchased with Proceeds from Securities Lending	58,329,828	—	—	58,329,828
Money Market Funds	817,047	—	—	817,047
Total Investments in Securities	$1,030,987,594	$—	$—	$1,030,987,594

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended November 30, 2024, the following table shows the reclassifications made:

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Distributable Earnings	Paid-in Capital
$(341,789,922)	$341,789,922

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset Acquired Fund Fees and Expenses (“AFFE”). The Fee Waiver Agreement will remain in place until January 31, 2026 unless terminated sooner by the Trustees. Per the Advisory Agreement, the Fund pays an annual rate of 0.33% to the Adviser monthly based on average daily net assets.

Sequoia Financial Group, LLC (“Sequoia” or the “Sub-Adviser”) serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. Prior to March 31, 2025, CCM Investment Group, LLC (“CCM”) served as a discretionary investment sub-adviser to the Fund. Effective March 31, 2025, Sequoia acquired substantially all of CCM's assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$56,238,578	$58,329,828

*
The cash collateral received was invested in the First American Government Obligations Fund - Class X as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was 21,234.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$157,213,135	$150,776,614

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$80,355,478	$60,124,476

There were no purchases or sales of U.S. Government securities during the current fiscal period.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at November 30, 2024, were as follows:

Tax cost of Investments	$876,319,266
Gross tax unrealized appreciation	106,542,611
Gross tax unrealized depreciation	(15,844,250)
Net tax unrealized appreciation (depreciation)	$90,698,361
Undistributed ordinary income	1,612,642
Undistributed long-term gain	—
Total distributable earnings	1,612,642
Other accumulated gain (loss)	(10,374,151)
Total accumulated gain (loss)	$81,936,852
`

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the period ended November 30, 2024, the Fund did not defer any post-October capital or late-year losses.

For the period ended November 30, 2024, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(10,374,151)	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and period ended November 30, 2024, was as follows:

Ordinary Income
Current fiscal period	For the Period ended November 30, 2024(a)
$11,074,404	$12,135,330

(a)	Inception date of the Fund was January 17, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

CCM GLOBAL EQUITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the period ended November 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 74.29%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended November 30, 2024, for the Fund was 52.19%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On March 31, 2025, a special meeting of the Fund’s shareholders was held for the purposes of considering the following proposals: (1) approving an investment sub-advisory agreement with Sequoia and (2) approving the use of a “manager of managers” structure whereby the Fund’s investment adviser would be able to hire and replace unaffiliated sub-advisers without shareholder approval. The proposals received the following votes:

Proposal	Shares Voting “FOR”	Shares Voting “AGAINST”	Shares Voting “ABSTAIN”
1	18,254,073	10,278	12,941
2	18,229,768	35,753	11,770

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on March 6-7, 2025 to consider the approval of a Sub-Advisory Agreement and Interim Sub-Advisory Agreement between the Adviser and Sequoia Financial Group, LLC (the “Sub-Adviser”) with respect to CCMG for an initial two-year term and a 150-day term, respectively (together, the “Agreements”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about the Sub-Adviser’s personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the Agreements.
The Board concluded that the terms and conditions of the Agreements are fair to, and in the best interests of, the Fund and its shareholders. The Board believes that, upon shareholder approval of the Investment Sub-Advisory Agreement, the Sub-Adviser will provide at least the same level of services that CCM Investment Group, LLC (“CCM”) provided. The Board was presented with information demonstrating that the Agreements would enable the Fund’s shareholders to continue to obtain quality services at a cost that is fair and reasonable. In addition, the Board received representations from the Sub-Adviser that the Fund’s current portfolio managers would continue to serve in such capacity following the Sub-Adviser’s acquisition of CCM.
In the course of their review, the Trustees considered their fiduciary responsibilities with regard to all factors deemed to be relevant to the Fund. The Board also considered other matters, including, but not limited to the following: (1) the quality of services provided to the Fund in the past by CCM compared to the quality of services expected to be provided to the Fund with the Sub-Adviser as the investment sub-adviser going forward; (2) the Fund’s performance; (3) the fact that there are no material differences other than their duration between the terms of the Agreements and the terms of the previous Investment Sub-Advisory Agreement; (4) the fact that the Sub-Adviser’s portfolio managers will continue to manage the Fund; (5) the fact that the fee structure under the Agreements will be identical to the fee structure under the previous Investment Sub-Advisory Agreement; and (6) other factors deemed relevant.
The Board also evaluated the Agreements in light of information it had requested and received from the Sub-Adviser prior to the Meeting and the information they had received in connection with their initial approval of the previous Investment Sub-

Advisory Agreement. Below is a summary of the material factors considered by the Board in its deliberations as to whether to approve the Agreements and the Board’s conclusions. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, but considered these matters in their totality.
Nature, Extent, and Quality of Services to be Provided by the Sub-Adviser. The Board reviewed the scope of services to be provided by the Sub-Adviser under the Agreements. In this regard, the Trustees reviewed Fund’s investment goal and investment strategy, and the Sub-Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Adviser, the Board considered the Sub-Adviser’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. The Trustees also considered that the CCM portfolio managers will continue to manage the Fund after the acquisition. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Adviser’s compliance program as such relates to the operation of the Fund.
Based on its review, the Board determined that the Sub-Adviser is capable of providing all necessary sub-advisory services required by the Fund, as indicated by the Sub-Adviser’s management capabilities and the professional qualifications and experience of its portfolio management personnel, including the addition of the CCM portfolio managers in connection with the acquisition. The Board also considered other services to be provided to the Fund by the Sub-Adviser, where relevant, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.
Investment Performance. Because the Sub-Adviser has not yet managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of the Agreements. The Board, however, did consider the historic performance of the Fund based on the fact that the existing CCM portfolio managers would continue to manage the Fund after the Closing Date of the acquisition. Specifically, the Board considered the Fund’s performance relative to a broad-based benchmark of global equity securities for the period ending December 31, 2024. The Board noted that, while the Fund had underperformed its benchmark for such period, the Fund had only been operating for less than a year during that period, which was too short a period from which to draw meaningful conclusions about the Fund’s performance.
Costs and Benefits of Sub-Adviser’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to Sub-Adviser will be paid by the Adviser and would not be additional fees to be borne by Fund. The Board also noted that the Sub-Advisory fees were the product of arms-length negotiations between the Adviser and Sub-Adviser. In considering the sub-advisory fees to be paid by the Adviser to Sub-Adviser, the Board evaluated the compensation and benefits likely to be received by the Sub-Adviser from the Adviser relating to the services to be provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees to be paid to Sub-Adviser under the Agreements were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Adviser.
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund may grow in the future. The Board noted that the Fund’s current economies of scale are already reflected in its management fee, and the Board will monitor the Fund for additional growth to determine whether breakpoints may be appropriate to share additional economies of scale with shareholders.
Overall Findings and Conclusions of the Board. Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Agreements with respect to the Fund are fair and reasonable; (b) concluded that the Sub-Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub-Adviser; and (c) agreed to approve the Agreements.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025